10. Trade and other receivables	6 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Trade and other receivables
10.	Trade and other receivables
10.1.	Trade and other receivables, net
	06.30.2020	12.31.2019
Receivables from contracts with customers
Third parties	3,312	4,481
Related parties
Investees (note 37.1)	645	794
Receivables from the electricity sector	214	334
Subtotal	4,171	5,609
Other trade receivables
Third parties
Receivables from divestments (*)	1,501	1,434
Lease receivables	465	482
Other receivables	725	831
Related parties
Petroleum and alcohol accounts - receivables from Brazilian Government (note 37.1)	226	304
Subtotal	2,917	3,051
Total trade receivables	7,088	8,660
Expected credit losses (ECL) - Third parties	(2,144)	(2,286)
Expected credit losses (ECL) - Related parties	(37)	(45)
Total trade receivables, net	4,907	6,329
Current	2,614	3,762
Non-current	2,293	2,567
(*) It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.

Trade and other receivables are generally classified as measured at amortized cost, except for receivables with final prices linked to changes in commodity price after their transfer of control, which are classified as measured at fair value through profit or loss, amounting to US$ 242 as of June 30, 2020 (US$ 357 as of December 31, 2019).

10.2.	Aging of trade and other receivables – third parties
	06.30.2020		12.31.2019
	Trade receivables	Expected credit losses	Trade receivables	Expected credit losses
Current	3,744	(149)	4,658	(142)
Overdue:
1-90 days	121	(26)	251	(38)
91-180 days	41	(14)	24	(8)
181-365 days	58	(23)	49	(13)
More than 365 days	2,039	(1,932)	2,245	(2,086)
Total	6,003	(2,144)	7,227	(2,287)

10.3.	Changes in provision for expected credit losses
	Jan-Jun/2020	Jan-Dec/2019
Opening balance	2,331	4,305
Additions	160	217
Write-offs	(1)	(1,241)
Reversals	(21)	-
Transfer of assets held for sale	-	(871)
Cumulative translation adjustment	(288)	(79)
Closing balance	2,181	2,331
	-	-
Current	939	1,103
Non-current	1,242	1,228

In 2020, the additions include a provision of US$ 62 on receivables in foreign currency, resulting from the 36% exchange rate devaluation in the first half of 2020, as well as the recording of a supplementary provision arising from the effects of the Covid-19 on the economy (US$ 32).

In the year ended December 31, 2019, the write-offs primarily relate to the termination of a lawsuit relating to the electricity sector.